Debt - Summary of Short- and Long-Term Debt (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 697,884,899	$ 707,801,403
Less: Short-term debt and current portion of long-term debt	51,745,841	82,607,259	$ 2,615
Long-term debt	$ 646,139,058	$ 625,194,144	$ 32,655
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2073	2073
Borrowings	$ 49,148,975	$ 45,685,060
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31,364,000	33,999,000
Less: Short-term debt and current portion of long-term debt	22,714,383	29,619,908
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt	36,962	32,160
Line of credit and others [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 31,463,056	$ 34,125,322
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2019	2019
Borrowings	$ 14,840,025	$ 15,548,550
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.500% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.50%	5.50%	5.50%
Borrowings maturity	2019	2019
Borrowings	$ 7,467,145	$ 7,823,657
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2020	2020
Borrowings	$ 42,043,077	$ 44,050,390
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.125% maturing 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%	3.125%	3.125%
Borrowings maturity	2022	2022
Borrowings	$ 31,658,720	$ 33,170,240
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2035	2035
Borrowings	$ 19,417,282	$ 20,344,345
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2037	2037
Borrowings	$ 7,305,744	$ 7,654,551
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%		6.125%
Borrowings maturity	2040
Borrowings	$ 39,573,400	$ 15,548,550
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2042	2042
Borrowings	$ 22,754,705	$ 23,841,110
U.S. dollars [member] | Fixed Rate Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	185,060,098	$ 205,984,329
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2017
Borrowings	$ 14,474,350	$ 14,929,806
U.S. dollars [member] | Lines of credit [member] | LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis	L + 0.020%
Borrowings interest rate adjustment	0.02%		0.02%
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.625% maturing 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.625%
Borrowings maturity		2017
Borrowings		$ 12,088,686
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 One [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.125%
Borrowings maturity		2040
Borrowings		$ 25,914,250
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 Two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.125%
Borrowings maturity		2040
U.S. dollars [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2018
U.S. dollars [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.25%	8.50%	7.25%
Borrowings maturity	2019
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,691,683	$ 72,415,602
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.110% Maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.11%	8.11%	8.11%
Borrowings maturity	2018	2018
Borrowings	$ 1,750,000	$ 1,750,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.270% Maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.27%	8.27%	8.27%
Borrowings maturity	2018	2018
Borrowings	$ 1,160,110	$ 1,160,109
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.600% Maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.60%	8.60%	8.60%
Borrowings maturity	2020	2020
Borrowings	$ 7,000,000	$ 7,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%	0.00%
Borrowings maturity	2025	2025
Borrowings	$ 4,409,873	$ 4,133,793
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.36%	8.36%	8.36%
Borrowings maturity	2037	2037
Borrowings	$ 5,000,000	$ 5,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.000% Maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.00%	6.00%	6.00%
Borrowings maturity	2019	2019
Borrowings	$ 10,000,000	$ 10,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.450% Maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.45%	6.45%	6.45%
Borrowings maturity	2022	2022
Borrowings	$ 22,500,000	$ 22,500,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.125%	7.125%	7.125%
Borrowings maturity	2024	2024
Borrowings	$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.46%	8.46%	8.46%
Borrowings maturity	2036	2036
Borrowings	$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2017
Borrowings	$ 12,500,000	$ 15,111,048
Mexican pesos [member] | Lines of credit [member] | Mexican Interbank Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis	TIIE + 0.040% - TIIE + 0.175%	TIIE + 0.150% - TIIE + 2.000%
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.390% Maturing 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.39%
Borrowings maturity		2017
Borrowings		$ 2,000,000
Mexican pesos [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2018
Mexican pesos [member] | Bottom of range [member] | Lines of credit [member] | Mexican Interbank Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment	0.04%	0.15%	0.04%
Mexican pesos [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2019
Mexican pesos [member] | Top of range [member] | Lines of credit [member] | Mexican Interbank Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment	0.175%	2.00%	0.175%
Euros [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 34,443,203	$ 31,614,659
Euros [member] | Fixed Rate Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 263,998,076	$ 270,240,624
Euros [member] | Fixed rate senior notes interest rate 1.000% maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%	1.00%
Borrowings maturity	2018	2018
Borrowings	$ 14,252,360	$ 13,081,928
Euros [member] | Fixed rate senior notes interest rate 4.125% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.125%	4.125%	4.125%
Borrowings maturity	2019	2019
Borrowings	$ 23,753,933	$ 21,803,213
Euros [member] | Exchangable bonds interest rate 0.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%	0.00%
Borrowings maturity	2020	2020
Borrowings	$ 67,504,878	$ 61,961,244
Euros [member] | Fixed rate senior notes interest rate 3.000% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%	3.00%	3.00%
Borrowings maturity	2021	2021
Borrowings	$ 23,753,933	$ 21,803,213
Euros [member] | Fixed rate senior notes interest rate 3.125% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%	3.125%	3.125%
Borrowings maturity	2021	2021
Borrowings	$ 18,727,775	$ 17,399,163
Euros [member] | Fixed rate senior notes interest rate 4.000% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%	4.00%	4.00%
Borrowings maturity	2022	2022
Borrowings	$ 19,333,685	$ 18,067,554
Euros [member] | Fixed rate senior notes interest rate 4.750% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.75%	4.75%	4.75%
Borrowings maturity	2022	2022
Borrowings	$ 17,815,450	$ 16,352,410
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%	3.50%	3.50%
Borrowings maturity	2023	2023
Borrowings	$ 7,594,262	$ 7,047,557
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.259%	3.259%	3.259%
Borrowings maturity	2023	2023
Borrowings	$ 17,815,450	$ 16,352,410
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2024	2024
Borrowings	$ 20,190,843	$ 18,532,731
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2026	2026
Borrowings	$ 17,815,450	$ 10,901,607
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%	2.125%	2.125%
Borrowings maturity	2028	2028
Borrowings	$ 15,440,057	$ 14,172,089
Euros [member] | Euro Nc5 series A capital securities interest rate 5.125% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.125%	5.125%	5.125%
Borrowings maturity	2073	2073
Borrowings	$ 21,378,540	$ 19,622,892
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2073	2073
Borrowings	$ 13,064,663	$ 11,991,767
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.525%
Borrowings maturity		2018
Borrowings		$ 491,144
Euros [member] | Fixed Rate Senior Notes Interest Rate 4.250% Maturing 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.25%
Borrowings maturity		2017
Borrowings		$ 10,962,292
Euros [member] | Fixed rate senior notes interest rate 3.750% maturing 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.75%
Borrowings maturity		2017
Borrowings		$ 21,803,213
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,705,772	14,070,401
Pound sterling [member] | Fixed Rate Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 58,823,089	$ 56,281,605
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2026	2026
Borrowings	$ 13,368,884	$ 12,791,274
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%	5.75%	5.75%
Borrowings maturity	2030	2030
Borrowings	$ 17,379,549	$ 16,628,656
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.948%	4.948%	4.948%
Borrowings maturity	2033	2033
Borrowings	$ 8,021,330	$ 7,674,764
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2041	2041
Borrowings	$ 20,053,326	$ 19,186,911
Pound sterling [member] | GBP NC7 capital securities interest rate 6.375% maturing 2073 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2073	2073
Borrowings	$ 14,705,772	$ 14,070,401
Swiss francs [,ember]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,169,748	$ 16,682,775
Swiss francs [,ember] | Fixed rate senior notes interest rate 1.125% maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%	1.125%	1.125%
Borrowings maturity	2018	2018
Borrowings	$ 11,169,748	$ 11,189,666
Swiss francs [,ember] | Fixed rate senior notes interest rate 2.000% maturing 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.00%
Borrowings maturity		2017
Borrowings		$ 5,493,109
Brazilian reals [member] | Domestic senior notes interest rate 102.9% of CDI maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	102.9% of CDI
Borrowings maturity	2020
Adjustment of interbank certificate of deposit	102.90%
Borrowings	$ 8,972,204
Brazilian reals [member] | Domestic senior notes interest rate 102.9% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	102.4% of CDI
Borrowings maturity	2019
Adjustment of interbank certificate of deposit	102.40%
Borrowings	$ 5,981,469
Brazilian reals [member] | Domestic senior notes interest rate 103.9% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	103.9% of CDI
Borrowings maturity	2019
Adjustment of interbank certificate of deposit	103.90%
Borrowings	$ 5,981,469
Brazilian reals [member] | Domestic Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 20,935,142
Brazilian reals [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis	107.000% of CDI -TJLP + 3.500% & 3.000% -9.500%
Borrowings	$ 4,389,260	$ 3,467,091
Brazilian reals [member] | Lines of credit [member] | Brazil Interbank Deposit Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment	107.00%		107.00%
Brazilian reals [member] | Lines of credit [member] | Brazil Long Term Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment	3.50%		3.50%
Brazilian reals [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%	3.00%	3.00%
Borrowings maturity	2018	2018
Brazilian reals [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.50%	9.50%	9.50%
Borrowings maturity	2027	2021
Japanese yens [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,282,608	$ 2,306,643
Japanese yens [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%	2.95%
Borrowings maturity	2039	2039
Borrowings	$ 2,282,608	$ 2,306,643
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,312,424	$ 4,079,443
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.961%	3.961%	3.961%
Borrowings maturity	2035	2035
Borrowings	$ 4,312,424	$ 4,079,443
Chilean pesos [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 99,446	$ 126,233
Chilean pesos [member] | Bottom of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.70%	8.70%	8.70%
Borrowings maturity	2018	2018
Chilean pesos [member] | Top of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.97%	8.97%	8.97%
Borrowings maturity	2027	2027
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,595,032	$ 6,386,086